Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Other assets-Other:
Securities received as collateral		¥ 171,503	¥ 399,975
Goodwill and other intangible assets	[1]	28,407	29,040
Deferred tax assets		28,615	30,433
Investments in equity securities for other than operating purposes	[2]	259,995	270,246
Prepaid expenses		19,324	18,741
Other		276,018	300,997
Total, Other assets—Other		783,862	1,049,432
Other liabilities:
Obligation to return securities received as collateral		171,503	399,975
Accrued income taxes		15,987	60,275
Other accrued expenses		392,391	424,961
Other	[3]	348,073	353,956
Total, Other liabilities		¥ 927,954	¥ 1,239,167

[1]	For the year ended March 31, 2021, Nomura recognized goodwill attributable to the Wholesale segment as a result of acquiring 100% of the ownership interests in Greentech Capital, LLC. See Note.9 “Business combination“ for further information.
[2]	Includes equity securities without readily determinable fair value of ¥65,365 million as of March 31, 2021 and as of September 30, 2021 respectively.
[3]	Includes operating lease liabilities.